CONSOLIDATED BALANCE SHEETS (Q1) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,761	$ 2,227
Accounts receivable, net	2,645	3,045
Related party receivable		0
Contract assets	303	364
Prepaid expenses and other current assets	1,297	843
Total current assets	11,006	6,479
Property and equipment, net	495	480
Deposits	84	84
Total assets	11,585	7,043
Current liabilities:
Accounts payable	580	412
Related party payable	33	5
Accrued wages and commissions	691	805
Accrued expenses	888	855
Other liabilities	39	57
Interest payable - 15% convertible promissory note	89	0
Notes payable - 15% convertible promissory note	7,000	0
PPP loan payable, current portion		0
Contract liabilities	485	450
Total current liabilities		2,584
PPP loan payable, net of current portion		0
Total liabilities	9,805	2,584
Commitments and Contingencies
Stockholders' Equity:
Common stock (par value $0.001 per shares, 38,395,870 authorized at December 31, 2021 and 2020; 13,541,324 and 13,200,875 issued and outstanding as of December 31, 2021 and 2020)	14	14
Additional paid-in capital	17,840	17,653
Accumulated deficit	(16,091)	(13,225)
Total stockholders' equity	1,780	4,459
Total liabilities and stockholders' equity	11,585	7,043
Series B Preferred [Member]
Stockholders' Equity:
Preferred stock	5	5
Series A Preferred [Member]
Stockholders' Equity:
Preferred stock	5	5
Series Seed Preferred [Member]
Stockholders' Equity:
Preferred stock	$ 7	$ 7